Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalent	$ 9,486,757	$ 12,241,339
Restricted cash-current	1,000,000	2,064,130
Restricted cash-non current	2,250,000	1,766,700
Total Cash and cash equivalent and Restricted cash	$ 12,736,757	$ 16,072,169	$ 7,724,002	$ 4,433,292